Accounts payable to selling shareholders - Summary of Liabilities of Accounts Payable From Business Combination and Investments in Associates (Parenthetical) (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 Installment
SAE Digital S.A. [member]
Disclosure Of Accounts Payable [line items]
Number of installments | Installment		6
International School Servicos de Ensino, Treinamento e Editoracao, Franqueadora S.A. [member]
Disclosure Of Accounts Payable [line items]
Accounts payable to shareholders estimated interest rate of derivatives	17.60%	21.00%
Recognized interest expense	R$ 8,351
Increase in accounts payable to sale of share holders	130,378
Change in accounts receivable to sale of share holders	R$ 949